Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2014
Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Millions of Yen
	Balance at beginning of the year	Acquisitions	Charged (Credited) to Costs and Expenses	Charged (Credited) to Other Accounts	Deductions	Balance at end of the year
2012
Allowance for doubtful accounts
Trade accounts receivable	¥275	—	¥103	¥2	—	¥380
Other assets	288	—	(59)	—	—	229

Total	¥563	—	¥44	¥2	—	¥609
Valuation allowance for deferred tax assets	¥12,275	—	¥(673)	—	¥(1,272)	¥10,330
2013
Allowance for doubtful accounts
Trade accounts receivable	¥380	—	¥292	¥11	—	¥683
Other assets	229	—	(26)	—	—	203

Total	¥609	—	¥266	¥11	—	¥886
Valuation allowance for deferred tax assets	¥10,330	—	¥(523)	—	¥(320)	¥9,487
2014
Allowance for doubtful accounts
Trade accounts receivable	¥683	—	¥(59)	¥65	¥(220)	¥469
Other assets	203	—	39	—	(25)	217

Total	¥886	—	¥(20)	¥65	¥(245)	¥686
Valuation allowance for deferred tax assets	¥9,487	—	¥(150)	—	¥(2,242)	¥7,095

Notes:

1.	“Charged (Credited) to Other Accounts” primarily consists of the reclassification from current receivables to non-current receivables and the foreign exchange adjustment resulting from translations of amounts against allowance accounts at foreign subsidiaries.
2.	“Deductions” primarily consists of amounts written off of trade accounts receivable and amounts of valuation allowance released with corresponding deferred tax assets due to expiry of net operating loss or effect of change in tax laws.